Recent Accounting Pronouncements and Significant Accounting Policies, textuals 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts receivable, trade	$ 4,685	$ 110
Revenues	26,846	25,566	$ 23,806
Voyage expenses	3,447	$ 1,267	$ 1,702
Spot Charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts receivable, trade	3,985
Revenues	6,224
Voyage expenses	2,461
Time Charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Accounts receivable, trade	700
Revenues	20,622
Voyage expenses	$ 986